As filed with the Securities and Exchange Commission on September 22, 2020
1933 Act Registration No. 333-229198
1940 Act Registration No. 811-08557
CIK No. 0001048607

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 4
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 260
Lincoln Life Flexible Premium Variable Life Account M
(Exact Name of Registrant)
Lincoln VULone2019
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Leon E. Roday, Esq.
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Jassmin McIver-Jones
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2019 was filed March 25, 2020.
It is proposed that this filing will become effective:
/X/	immediately upon filing pursuant to paragraph (b)
/ /	on _____, 2020 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on ______, 2020 pursuant to paragraph (a)(1) of Rule 485.
/ /	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be _______, 2020.

The Lincoln National Life Insurance Company:
Lincoln Life Flexible Premium Variable Life Account M

Supplement Dated September 22, 2020
To the Product Prospectuses dated May 1, 2020 for:

Lincoln VULONE 2019

This Supplement describes the important features of a new optional rider that will be made available for Lincoln VULONE 2019 and will be applicable to policies issued on or after October 12, 2020, subject to state availability.   It also outlines changes to the prospectus with respect to the rider charges and fees. Please see your Policy and rider for additional information.

Please refer to the May 1, 2020 prospectus for a discussion of all other provisions of your Policy that are not discussed in this supplement.

Subject to meeting eligibility requirements, this rider provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services to the extent that such services are qualified long-term care services prescribed in the Plan of Care.   Benefits are provided through the acceleration of your Policy’s death benefit.

This supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Glossary, as amended by this Supplement.

The prospectus is amended as follows (in order of how these respective sections appear in the prospectus):

Changes to “Charges and Fees”

The following is added to Table II: Periodic Charges Other Than Fund Operating Expenses.
Charge	When Charge is Deducted	Amount Deducted
Long-Term Care Rider

Administrative LTC Rider Fee for the first 10 Policy Years from Policy Date;

Maximum Charge*

Minimum Charge

Maximum Charge for a Representative Insured; male, age 45.

Plus, a dollar amount per $1,000 of Rider Net Amount at Risk

Maximum Charge*

Minimum Charge

Maximum Charge for a Representative Insured: male, age 45, 2% Maximum Monthly LTC Benefit Percentage, in year one.
	Monthly	$0.03500 per $1,000 $0.00200 per $1,000 $0.00800 per $1,000 $2.54198 per $1,000 $0.00076 per $1,000 $0.00323 per $1,000

Changes to “Rider Charges”

The following is added under the section headed “Rider Charges”:

Long-Term Care Rider. There is a monthly Long-Term Care (“LTC”) Rider charge which is based on: (a) this rider’s Cost of Insurance rates, which will not exceed the guaranteed maximum rates shown on your Policy Specifications (we reserve the right to charge less than the maximum rates on a current basis); (b) the amount of the LTC Specified Amount available for reimbursement on the date the charge is calculated (remaining LTC Benefit Pool); and (c) the Policy’s Accumulation Value at the beginning of the Policy Month after the deduction of the Policy’s Monthly Administrative Fee (Charges) but prior to the deduction of the Policy’s monthly Cost of Insurance, multiplied by the result of the remaining LTC Specified Amount divided by the Policy’s current Specified Amount.  There is also a monthly Administrative LTC Rider Fee as shown on your Policy’s Specifications, which will not increase.  The maximum charges are shown on Table II of this prospectus.
Changes to “Riders”

The following is added under the section headed “Riders” following the Lincoln Care CoverageSM Accelerated Benefits Rider.

Long-Term Care Rider.  Subject to meeting eligibility requirements, this rider provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services to the extent that such services are qualified long-term care services prescribed in the Plan of Care. Benefits are provided through the acceleration of your Policy’s death benefit.

The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender, and the state of the Insured’s health at the time of your application).

Long-Term Care Rider may only be elected at Policy issuance.

You may return this rider for any reason to the insurance agent through whom it was purchased, to any other insurance agent of the Company, or to us at the Service Office mailing address shown on the cover of your Policy within 30 days after its receipt. If returned, this rider will be considered void from your Policy Date and we will refund all charges deducted for it as a credit to your Policy within 30 days of the return.

Eligibility: An Insured may receive benefits under this rider once the following conditions are met:

a.	the total benefits paid to date under this rider must not have reduced the Remaining LTC Benefit Pool to zero;
b.	written certification within the preceding 12-month period from a Licensed Health Care Practitioner that the Insured is Chronically Ill;
c.
a Plan of Care (a written document which outlines individualized medical treatment; please see your Policy and rider for additional information) prescribed by a Licensed Health Care Practitioner for Covered Services is received at least every 12 months; and

d.	all claim forms and written notifications are submitted and satisfactory.

An Insured who is Chronically Ill is unable to perform without substantial assistance at least two activities of daily living for at least 90 days (i.e. bathing, continence, dressing, eating, toileting and transferring); or requires substantial supervision to protect the Insured from health and safety caused by a severe cognitive impairment.

Benefits will be paid under this rider for as long as:

a.	the above listed Eligibility Conditions of this rider are met;
b.	the requirements of the “Claims” section of this rider are satisfied;
c.	any claim is either:
(i)
for reimbursement of costs incurred and actually paid by the Insured for Covered Services which are Qualified Long-Term Care Services prescribed in the Plan of Care and that have not already been reimbursed by us; or

(ii)
for payment of Transitional Care Assistance Benefits for days on which the Insured received Transitional Care Assistance only, meaning that the Insured did not receive any other Covered Service or combination of Covered Services on that same calendar day; and

d.	this rider remains in force. This condition does not apply to benefits received under the “Benefits After Lapse” provision in this rider.

If we determine that the Insured no longer meets the requirements of being Chronically Ill, all benefit payments will stop. Should the Insured later be recertified as being Chronically Ill and meet all conditions for the payment of benefits under this rider, benefit payments will resume subject to the Remaining LTC Benefit Pool.

There is no deductible period or elimination period which must be satisfied in order to be eligible for benefits under this rider.

Benefits Available: The amounts we reimburse you are subject to a monthly maximum dollar amount that can be accelerated each Policy month (the “Maximum Monthly LTC Benefit Amount”) which is based on amounts specified by you (the “LTC Specified Amount” and the “Maximum Monthly LTC Benefit Percentage” equal to either 2% or 4%), all of which are shown in your Policy Specifications. The LTC Specified Amount you choose at issue is used in determining the LTC Benefit Pool that may be accelerated to reimburse the long-term care expenses for benefits covered by this rider. The LTC Benefit Pool is multiplied by the Maximum Monthly LTC Benefit Percentage to determine the Maximum Monthly LTC Benefit Amount. Please refer to your Policy Specifications for details. We will pay an amount not to exceed the Maximum Monthly LTC Benefit Amount no less frequently than once each Policy Month until the Remaining LTC Benefit Pool equals zero to reimburse the costs for any Covered Service(s). The amount available as a benefit will be equal to the lesser of:

The LTC Benefit Pool is equal to the lesser of (a) or (b) where:

a.	equals the LTC Specified Amount, proportionately adjusted for any increases or decreases to the Policy Death Benefit Proceeds due to:
1.	Impacts of the Corridor Percentages Table, or
2.	Adjusted for withdrawals or other Policy changes
b.	equals the LTC benefit cap shown in the Policy Specifications

In any Policy Month in which you are eligible to receive benefits under this rider, the maximum amount available as a benefit under this rider is equal to the lesser of:

a.	an amount equal to (1) plus (2), where:
(1)	equals the sum of costs incurred and actually paid by the Insured for Covered Services for the calendar month which have not already been reimbursed by us; and
(2)	equals the daily Transitional Care Assistance Benefit shown in the Policy Specifications multiplied by the number of days in the calendar month in which Transitional Care Assistance was received;
b.	the amount you request;
c.	the Maximum Monthly LTC Benefit Amount; or
d.	the Remaining LTC Benefit Pool.

A benefit paid under this rider will be first used to repay a portion of any outstanding debt under your Policy.

Benefits paid for any Covered Service or combination of Covered Services will reduce the Remaining LTC Specified Amount dollar for dollar.

Any benefits payable for facilities outside the United States are subject to additional limitations. Please see your Policy and rider for additional information.

Covered Services: The following is a list of Covered Services eligible for reimbursement under this rider.  Please see your Policy and rider for additional information.

Adult day care services
Assisted living facility services
Bed reservation
Care planning services
Caregiver training
Home health care services
Hospice services
Nursing home care services
Respite care services
Alternative care services
Non-continual services
Transitional Care Assistance

Exclusions: This rider does not provide benefits for:

a.	treatment or care due to alcoholism or drug addiction;
b.	treatment for attempted suicide or an intentionally self-inflicted injury;
c.	treatment provided in a Veteran’s Administration or government facility;
d.	loss to the extent that benefits are payable from governmental programs or other insurance programs;
e.	confinement or care received outside the United States other than benefits for nursing home care services and assisted living facility services;
f.	services provided by a facility or an agency that does not meet this rider’s definition for such facility or agency as described in the “Covered Services” section of this rider;
g.	services provided by the Insured’s or Owner’s immediate family member, except as provided in the Transitional Care Assistance provision; and
h.	services for which no charge is or would normally be made in the absence of insurance.

Impact of Policy Transactions

Increases and Decreases to Policy Specified Amount: The LTC Specified Amount cannot be increased. A request to decrease your Policy’s Specified Amount will reduce the Remaining LTC Specified Amount only if your Policy’s Specified Amount following the decrease is less than the Remaining LTC Specified Amount. In this situation, the remaining LTC Specified Amount will be reduced to equal your Policy’s Specified Amount following the decrease.

Partial Surrender (Withdrawal): A partial surrender under your Policy will reduce the remaining LTC Specified Amount by the same amount that the Specified Amount is reduced.

Addition of Riders or Increase to Benefits of Existing Riders: Once a benefit payment has been made under this rider, you may not add any riders or increase the benefits under any rider already attached to your Policy as long as this rider remains in force.

It’s important to note that this Long-Term Care Rider may have an impact on any benefits provided under the following riders:

Accelerated Benefits Rider: YOU CANNOT RECEIVE BENEFITS UNDER MORE THAN ONE ACCELERATION OF BENEFITS RIDER ATTACHED TO YOUR POLICY, EVEN IF MULTIPLE ACCELERATION OF BENEFITS RIDERS ARE ATTACHED. Therefore, receipt of a benefit under the Long-Term Care Rider will be considered a request to terminate any other Accelerated Benefits Rider attached to your Policy. Likewise, receipt of a benefit under any Accelerated Benefits Rider attached to your Policy will be considered a request to terminate the Long-Term Care Rider.

Change of Insured Rider:  This rider is not available if you have chosen the Long-Term Care Rider.

Enhanced Surrender Value Rider:  Upon receipt of a benefit under the Long-Term Care Rider, the Enhanced Surrender Value Rider will terminate.

Overloan Protection Rider: Election of the Overloan Protection Feature described in the Overloan Protection Rider will be considered a request to terminate the Long-Term Care Rider.

Premium Reserve Rider: Upon receipt of a benefit under the Long-Term Care Rider, you will receive a payment of the Premium Reserve Rider Surrender Value and the Premium Reserve Rider will terminate.

Waiver of Monthly Deduction Rider: If the Insured is on “total disability” as defined under any Waiver of Monthly Deduction Rider, we will continue to waive the monthly deductions falling due under your Policy once payment of benefits begin under the Long-Term Care Rider, subject to the Insured’s continued total disability. If not already on total disability, the Insured may qualify for benefits under any waiver of monthly deduction rider after payment of benefits have already begun under the Long-Term Care Rider.

No-Lapse Enhancement Rider: If the No-Lapse Enhancement Rider is attached to your Policy, the following will apply:

For purposes of determining the No-Lapse Value Monthly Deduction and the No-Lapse Value Cost of Insurance:

1.	In lieu of adding any charges for the Long-Term Care Rider to the No-Lapse Value Cost of Insurance calculation, the No-Lapse Value Monthly LTC Rider Charge and No-Lapse Value.
Monthly Administrative LTC Rider Fee (please see your Policy and rider for additional information) become part of the No-Lapse Value Monthly Deduction described in the No-Lapse Enhancement Rider.
2.	The No-Lapse Value LTC Rider Cost of Insurance Rates shown on your Policy Specifications will not change.
3.	The No-Lapse Value Monthly Administrative LTC Rider Fee as of your Policy Date and duration are shown on your Policy Specifications and will not increase.

For purposes of determining the Reset Account Value Monthly Deduction and the Reset Account Value Cost of Insurance:

1.
In lieu of adding any charges for the Long-Term Care Rider to the Reset Account Value Cost of Insurance calculation, the Reset Account Value Monthly LTC Rider Charge and Reset Account Value Monthly Administrative LTC Rider Fee (please see your Policy and rider for additional information) become part of the Reset Account Value Monthly Deduction described in the No-Lapse Enhancement Rider.

2.	The Reset Account Value LTC Rider Cost of Insurance Rates shown on your Policy Specifications will not change.
3.	The Reset Account Value Monthly Administrative LTC Rider Fee as of your Policy Date and duration are shown on your Policy Specifications and will not increase.

Impact Of Debt On Benefit Payments

A benefit paid under this rider will be first used to repay a portion of any outstanding debt under your Policy.

The portion to be repaid will equal the sum of (1) plus (2), divided by (3), then multiplied by (4), where:

(1)	Is the balance in the Loan Account;
(2)	Is any accrued loan interest not yet charged;
(3)	Is your Policy’s Specified Amount immediately prior to the benefit payment; and
(4)	Is the amount of the benefit payment prior to the reduction to repay debt.

If there is value in the Loan Account (also known as the Collateral Account), the Loan Account will be reduced by the amount of the benefit payment used to repay debt.

Impact Of Benefit Payments On Policy

Policy and Rider Values: Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a reduction ratio. The following values will be reduced:

1.	Specified Amount;
2.	The Fixed Account Value and/or Sub-Account(s) will be reduced in the same proportion as the balances are invested in such account(s).
3.	If any No-Lapse Enhancement Rider is attached to your Policy, the following will be reduced:
a.	the No-Lapse Value;
b.	the Reset Account Value;
c.	the Guaranteed Minimum Death Benefit; and
d.	the Reset Death Benefit.

Debt will be reduced as described in the “Reduction of Benefit Payments Due to Debt” provision. The reduction ratio used is equal to (1) minus (2), then divided by (1), where:

(1)	is your Policy’s Specified Amount immediately prior to the benefit payment; and
(2)	is the amount of the benefit payment

LTC Benefit Pool Acceleration: On the date a claim is approved, the LTC Benefit Pool will be fixed and will not change for the duration of the claim. All LTC acceleration payments will be paid from the Remaining LTC Benefit Pool described in the “Benefits Available” provision.

Once your claim has been approved, we will transfer any Accumulation Value from the Separate Accounts to the Fixed Account. Any applicable transfers will be made at the end of the Valuation Day following approval of your claim.  While LTC benefits are being paid, allocation of Accumulation value will not be allowed into any Separate Account and all premium payments received will be allocated to the Fixed Account. Allocation Requirements described in the Policy or attached riders will not apply once a claim is approved and until LTC benefits are no longer being paid.

New Loans and Partial Surrenders (Withdrawals): In any Policy Month in which a benefit under this rider is paid, we will not grant a new loan or allow a partial surrender against your Policy.

Availability of Policy Death Benefit Proceeds: While receiving benefits under this rider, except for Caregiver Training, your Death Benefit Proceeds will never be less than the Remaining LTC Benefit Pool minus debt.  If the Insured dies while receiving benefits under this rider, we reserve the right to withhold payment of any Death Benefit Proceeds that would otherwise be payable until we have verified that we have received all remaining claims for Covered Services. Any Death Benefit Proceeds paid will include interest as provided under your Policy.

When LTC benefits are no longer being paid:  If we determine that the Insured no longer meets the requirements of being Chronically Ill, has not filed a subsequent claim, or received reimbursement for Covered Services for a minimum of a continuous 90-day period, or at your request, we will close your claim. Prior to closing your claim, we will send you written notification. Once your claim is closed, the LTC Benefit Pool will no longer be fixed and may be adjusted.

You may submit a request to reallocate any Accumulation Value in the Fixed Account once your claim is closed.  Transfer limitations from the Fixed Account will be waived for this request.

Lapse and Lapse Protection

Waiver of Rider Charges and Fees: The Monthly LTC Rider Charge and Monthly Administrative LTC Rider Fee, including those used in the calculation of the No-Lapse Enhancement Rider will not be deducted on the Monthly Anniversary Day immediately following the date a benefit under this rider is paid. Monthly Deductions for the Policy and any other riders will continue, subject this rider’s “Policy and Rider Lapse Protection” provision (as described below).

Policy and Rider Lapse Protection: If your Policy would otherwise enter the Grace Period on any Monthly Anniversary Day immediately following the date a benefit under this rider is paid, the entire Monthly Deduction described in your Policy, including all Monthly Deductions for any No-Lapse Enhancement Rider attached to your Policy, will be waived, and your Policy and this rider will not lapse.

The Death Benefit Proceeds available while your Policy is kept in force under this provision will be limited to no more than the Remaining LTC Benefit Pool minus Debt.

Once benefits under this rider are no longer being paid, you may have to pay additional premium and/or repay outstanding Debt to prevent your Policy from Lapsing.

Grace Period: Your Policy and this rider will enter the grace period as described in your Policy’s “Grace Period” provision, subject to the No-Lapse Enhancement Rider under your Policy and this rider’s “Waiver of Rider Charges and Fees” and “Policy and Rider Lapse Protection Feature” provisions.

Benefits After Lapse: If your Policy lapses, we will continue to reimburse costs incurred for such services subject to the terms and conditions of this rider if the confinement began while this rider was in force and continues without interruption after the Policy and rider terminate.  Please refer to your rider for additional information.

Reinstatement of Rider:  In the event of a lapse subject to terms and conditions your Policy may be reinstated.  This Rider will not be reinstated if the Policy Lapses and is reinstated more than 6 months after the date of Lapse.  Please refer to your rider for additional information.

Claims

We must receive notice of your claim within 60 days after the date the covered loss starts (state variations may apply). Please see your Policy and rider for additional information. Once you have notified us of your intent to file a claim, we will provide the forms you need to complete to file the claim. You must return the completed, signed forms to us to the address provided on the forms. If we determine that the claim is eligible for payment, we will pay the claim directly to you, or if requested, to the service provider. All payments will be made no less frequently than once per Policy Month.

Once you begin receiving benefits, we reserve the right, from time to time, to verify that the Insured and the Insured’s care providers meet all eligibility requirements of this rider. The Insured must be reassessed by his or her Licensed Health Care Practitioner, at least once every 12 months, and certify to us that the Insured remains Chronically Ill. Generally, Proof of loss (reasonably determined by us) must be received within 30 days after the end of each Policy Month for which benefits are sought.

We will inform you, in writing, if your claim or any part of your claim has been denied and provide you with an explanation for the denial as soon as reasonably possible. If you do not agree with our decision, you have the right to appeal. Any request to appeal must be made in writing and must include any and all information you believe necessary for our consideration of the appeal. If we discover any fraudulent act or acts in connection with a claim, we shall have the right to recover any payments and/or to decline to continue paying benefits that result from such fraudulent act or acts.

Tax Treatment of Benefits

This rider is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code of 1986, as amended. The benefits paid under this rider are intended to be treated as accelerated death benefits for federal tax purposes on the life of a chronically ill insured person receiving qualified long‐term care services within the meaning of section 7702B(c)(1) of the Code.

The benefits paid under this rider are intended to qualify for exclusion from income subject to limitations. Generally, long-term care payments from all sources with respect to an insured person will be limited to the higher of the annual per diem limit or the amount of actual qualifying long-term care expenses, reduced by any reimbursements received for the qualifying long-term care services provided for the insured.

Charges for the rider will be deducted from the cash value of the life insurance policy. In accordance with Code section 72(e)(11), these deductions will reduce your investment in the contract (but not below zero) and will not be included in income even if you have recovered all of your investment in the contract. If the life insurance policy is owned by a person other than the insured, benefit payments may not meet the requirements for favorable tax treatment.

This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these tax rules, you are encouraged to consult your legal or tax advisor regarding these matters.

Termination of Rider

The rider and all rights under it will terminate upon the earliest of the following:

1.	the date we receive your request to return it under this rider’s right to examine provision;
2.	the Valuation Day on or next following the date we receive your request to terminate your Policy;
3.	the Monthly Anniversary Day on or next following the date we receive your election of the Overloan Protection Feature under the Overloan Protection Rider, if attached;
4.	the Monthly Anniversary Day on or next following the date you receive a benefit under any other Accelerated Benefits Rider attached to your Policy;
5.	the date the Remaining LTC Benefit Pool is reduced to zero;
6.	the date your Policy’s Specified Amount and the Remaining LTC Benefit Pool are both reduced to zero, which will cause the termination of both this rider and your Policy; or
7.	the date the Insured dies, which will cause the Death Benefit Proceeds to become payable under your Policy.

Charges and fees deducted for this rider on the Monthly Anniversary Day immediately preceding the date your Policy and this rider terminate in accordance with items (2) or (7) above will be returned as a credit to your Policy.

Part A
The Prospectus for Lincoln VULone2019 is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-229198) filed on April 9, 2020 and the definitive 497 Filing filed on May 1, 2020.
Part B
The Statement of Additional Information for Lincoln VULone2019, including the consolidated financial statement of The Lincoln National Life Insurance Company and the financial statement of Lincoln Life Flexible Premium Variable Life Account M, is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-229198) filed on April 9, 2020 and the definitive 497 Filing filed on May 1, 2020.

PART C - OTHER INFORMATION
Item 26. EXHIBITS
a)	Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
b)	Not applicable.
c)	(1)	Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.
(a)	Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.
(b)	Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c)	Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(d)	Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(e)	Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
d)	(1)	Policy ICC19-VUL686 incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-229198) filed on April 24, 2019.
(2)	Policy ICC19-VUL686-1 incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-229198) filed on April 24, 2019.
(3)	Accelerated Benefits Riders—Policy Form ABR 5645 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.
(4)	Accelerated Benefits Riders—Policy Form ABR 5650 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.
(5)	Change of Insured Rider—Policy Form LR496 incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) filed on April 12, 2001.
(6)	Enhanced Surrender Value Rider—Policy Form LR541 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.
(7)	No-Lapse Enhancement Rider—Policy Form ICC19ONER-686 incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-229198) filed on April 24, 2019.
(8)	Overloan Protection Rider—Policy Form LR616 incorporated by reference to Registration Statement on Form N-6 (File No. 333-207968) filed on November 12, 2015.
(9)	Premium Reserve Rider—Policy Form LR543 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.
(10)	Waiver of Monthly Deduction Benefit Rider—Policy Form LR436 incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
(11)	Waiver of Monthly Deduction Benefit Rider—Policy Form LR437 incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
(12)	Accelerated Benefits Rider for Chronic Illness—Policy Form LR630 incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-181796) filed on August 14, 2012.
(13)	Accelerated Benefits Rider for Chronic Illness and Terminal Illness—Policy Form ICC18ABR-7052 incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-191329) filed on May 14, 2018.
(14)	Accelerated Death Benefit for Long-Term Care Services Rider—Policy Form ICC18LTC-7050 incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-191329) filed on December 17, 2018.

(15) Accelerated Death Benefit for Long-Term Care Services Rider—LTC-7090 incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-229198) filed on July 2, 2020.
e)	(1)	Application—Form ICC18LFF11693 incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-229198) filed on April 24, 2019.
f)	(1)	Articles of Incorporation of The National Lincoln Life Insurance Company incorporated by reference to Registration Statement on Form N-4 (File No. 333-04999) filed on September 25, 1996.
(2)	Bylaws of The National Lincoln Life Insurance Company incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
g)	Reinsurance Contracts incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-139960) filed on April 1, 2008.
h)	Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:
(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(2)	AllianceBernstein Variable Products Series Fund, Inc. incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(3)	American Century Variable Portfolios, Inc. incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(4)	American Funds Insurance Series incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(a)	Amendment No. 15 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(5)	BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(a)	Amendment dated August 31, 2018 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(6)	Delaware VIP Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(7)	Deutsche DWS Variable Series II incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(8)	Fidelity Variable Insurance Products incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(9)	Franklin Templeton Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(10)	JPMorgan Insurance Trust incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(11)	Legg Mason Partners Variable Equity Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(12)	Lincoln Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(13)	MFS Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(a)	Amendment dated August 1, 2016 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(14)	Northern Lights Variable Trust incorporated by reference to Registration Statement on Form N-6 (File No. 333-232013) filed on June 7, 2019.
(a)	Amendment No. 1 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.

(15)	PIMCO Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
i)	Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
j)	Not applicable.
k)	Opinion and Consent of Jassmin McIver-Jones, Esquire (Filed Herein)
l)	Not Applicable.
m)	Not Applicable.
n)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (Filed Herein)
o)	Not applicable.
p)	Not applicable.
q)	Compliance Procedures incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
Item 27. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Dennis R. Glass**	President, Director and Chairman
Leon E. Roday**	Executive Vice President, General Counsel and Director
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal Freitag**	Executive Vice President, Chief Financial Officer and Director
Wilford H. Fuller**	Executive Vice President and Director
Christopher A. Giovanni**	Senior Vice President and Treasurer
Stephen B. Harris**	Senior Vice President and Chief Ethics and Compliance Officer
Keith J. Ryan*	Vice President and Director
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*	Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**	Principal business address is 150 N. Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 350 Church Street, Hartford, CT 06103
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart (Incorporated by reference to Post-Effective Amendment No. 63 on Form N-4 (File No. 033-26032) filed on September 6, 2019.)
Item 29. Indemnification
(a)	Brief description of indemnification provisions:
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a)	Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Variable Annuity Account JF-II; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.
(b)	Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Claire H. Hanna*	Secretary
Andrew J. Bucklee*	Senior Vice President and Director
Christopher A. Giovanni*	Senior Vice President, Treasurer
Thomas O'Neill*	Senior Vice President and Chief Operating Officer
John C. Kennedy*	Senior Vice President and Director
Christopher P. Potochar*	Senior Vice President and Director
*	Principal Business address is 150 N. Radnor Chester Road, Radnor, PA 19087
(c)	N/A
Item 31. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105.
Item 32. Management Services
Not Applicable.
Item 33. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No: 4 to the Registration Statement on Form N-6 (File No. 333-229198; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 14th day of September, 2020 at 3:00 pm.

Lincoln Life Flexible Premium Variable Life Account M
(Registrant)

/s/Joshua Durand
By _________________________________
Joshua Durand
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/Joshua Durand
By _________________________________
Joshua Durand
Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.:4 to the Registration Statement on Form N-6 (File No. 333-229198; 811-08557; CIK: 0001048607) has been signed below on Sepember 17, 2020 at 1:20 pm, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Ellen G. Cooper *
______________________________	Executive Vice President, Chief Investment Officer
Ellen G. Cooper

/s/ Randal J. Freitag *
______________________________	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/Leon E. Roday*
______________________________	Executive Vice President, Chief Counsel and Director
Leon E. Roday

/s/ Wilford H. Fuller*
______________________________ Executive Vice President and Director
Wilford H. Fuller

/s/ Keith J. Ryan *
______________________________ Vice President and Director
Keith J. Ryan

            /s/Jassmin McIver-Jones
* By ________________________________________
Jassmin McIver-Jones
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement